Restatement of Consolidated Financial Statements - Consolidated statement of operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	$ 278,500	$ 63,667
Loss from operations	(133,419)	(22,327)
Change in fair value of warrant liabilities	7,166	0
Total other income (expenses)	4,693	(123)
Loss before income taxes	(128,726)	(22,450)
Income tax expense	2,919	0
Net loss	(131,645)	(22,450)
Net loss attributable to non-controlling interests	(132,726)	0
Net income (loss) attributable to Rush Street Interactive, Inc.	$ 1,081	(22,450)
Net income (loss) per common share attributable to Rush Street Interactive, Inc. - Basic	$ 0.02
Weighted-average common shares outstanding - Basic	43,579,704
Net loss per common share attributable to Rush Street Interactive, Inc. - Diluted	$ (0.01)
Weighted-average common shares outstanding - Diluted	52,242,606
Comprehensive loss	$ (131,121)	(22,440)
Comprehensive loss attributable to non-controlling interests	(132,202)	0
Comprehensive loss attributable to Rush Street Interactive, Inc.	1,081	$ (22,440)
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liabilities	7,166
Total other income (expenses)	7,166
Loss before income taxes	7,166
Net loss	7,166
Net loss attributable to non-controlling interests	5,510
Net income (loss) attributable to Rush Street Interactive, Inc.	1,656
Comprehensive loss	7,166
Comprehensive loss attributable to non-controlling interests	5,510
Comprehensive loss attributable to Rush Street Interactive, Inc.	1,656
Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	278,500
Loss from operations	(133,419)
Change in fair value of warrant liabilities	7,166
Total other income (expenses)	4,693
Loss before income taxes	(128,726)
Income tax expense	2,919
Net loss	(131,645)
Net loss attributable to non-controlling interests	(132,726)
Net income (loss) attributable to Rush Street Interactive, Inc.	$ 1,081
Net income (loss) per common share attributable to Rush Street Interactive, Inc. - Basic	$ 0.02
Weighted-average common shares outstanding - Basic	43,579,704
Net loss per common share attributable to Rush Street Interactive, Inc. - Diluted	$ (0.01)
Weighted-average common shares outstanding - Diluted	52,242,606
Comprehensive loss	$ (131,121)
Comprehensive loss attributable to non-controlling interests	(132,202)
Comprehensive loss attributable to Rush Street Interactive, Inc.	1,081
Restatement of warrants as derivative liabilities | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue	278,500
Loss from operations	(133,419)
Total other income (expenses)	(2,473)
Loss before income taxes	(135,892)
Income tax expense	2,919
Net loss	(138,811)
Net loss attributable to non-controlling interests	(138,236)
Net income (loss) attributable to Rush Street Interactive, Inc.	$ (575)
Net income (loss) per common share attributable to Rush Street Interactive, Inc. - Basic	$ (0.01)
Weighted-average common shares outstanding - Basic	43,579,704
Net loss per common share attributable to Rush Street Interactive, Inc. - Diluted	$ (0.01)
Weighted-average common shares outstanding - Diluted	43,579,704
Comprehensive loss	$ (138,287)
Comprehensive loss attributable to non-controlling interests	(137,712)
Comprehensive loss attributable to Rush Street Interactive, Inc.	(575)
Restatement of warrants as derivative liabilities | Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ 7,166